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                       Prudential MoneyMart Assets, Inc.
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                          SUPPLEMENT DATED May 1, 2001
                       PROSPECTUS DATED February 28, 2001

   The following supplements the information contained in the Prospectus on page 3 under "Risk/Return Summary":

   The data listed directly under the chart "Annual Returns (Class A Shares)" should read as follows:

BEST QUARTER: 1.64% (1st Quarter of 1991)
WORST QUARTER: 0.65% (3rd Quarter of 1993)

MF108C1